Leases (Tables)	6 Months Ended
Jun. 30, 2019
Leases [Abstract]
Schedule of Operating and Finance Leases Balance Sheet Location
Leases were presented on the balance sheet as follows.

As at
($ millions)	June 30, 2019
Operating leases
Other assets	44
Accounts payable and other current liabilities	8
Other liabilities	35

Finance leases
Regulatory assets	121
Property, plant and equipment, net	432
Current installments of finance leases	231
Finance leases	331

Components of Lease Expense

Supplemental lease information was as follows.	As at
June 30, 2019
Weighted-average remaining lease term (years)
Operating leases	10
Finance leases	21
Weighted-average discount rate (%)
Operating leases	4.2
Finance leases	5.4

The components of lease expense were as follows.
	June 30, 2019
($ millions)	Quarter Ended	Year-to-Date
Operating lease cost	3	5
Finance lease cost:
Amortization	5	9
Interest	12	24
Variable lease cost	13	22
Total lease cost	33	60

	June 30, 2019
($ millions)	Quarter Ended	Year-to-Date
Cash payments included in lease liabilities
Operating cash flows used in operating leases	(3)	(5)
Operating cash flows used in finance leases	(4)	(9)
Financing cash flows used in finance leases	—	(15)
Right-of-use assets obtained in exchange for new lease liabilities
Operating leases	2	48

Present Value of Minimum Lease Payments
As of June 30, 2019, the present value of minimum lease payments was as follows.

($ millions)	Operating Leases	Finance Leases	Total
July - December 2019	5	239	244
2020	8	59	67
2021	7	32	39
2022	6	32	38
2023	4	33	37
Thereafter	24	1,109	1,133
	54	1,504	1,558
Less: Imputed interest	(11)	(942)	(953)
Total lease obligations	43	562	605
Less: Current installments	(8)	(231)	(239)
	35	331	366

Present Value of Minimum Lease Payments
As of June 30, 2019, the present value of minimum lease payments was as follows.

($ millions)	Operating Leases	Finance Leases	Total
July - December 2019	5	239	244
2020	8	59	67
2021	7	32	39
2022	6	32	38
2023	4	33	37
Thereafter	24	1,109	1,133
	54	1,504	1,558
Less: Imputed interest	(11)	(942)	(953)
Total lease obligations	43	562	605
Less: Current installments	(8)	(231)	(239)
	35	331	366

Present Value of Minimum Lease Payments
As at December 31, 2018, the present value of minimum lease payments was as follows.

($ millions)	Total
2019	313
2020	77
2021	80
2022	49
2023	47
Thereafter	1,885
2,451
Less: Imputed interest and executory costs	(1,809)
Total capital lease and finance obligations	642
Less: Current installments	(252)
390